Pension Plans (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Components of net periodic (benefit) cost:
Amount, net of applicable deferred income taxes, included in other comprehensive income arising from a change in net prior service cost and net gain/loss	$ 24,161	$ 14,582	$ 41,778
Parent
Components of net periodic (benefit) cost:
Amount, net of applicable deferred income taxes, included in other comprehensive income arising from a change in net prior service cost and net gain/loss	9,900	(19,100)	9,800
Pension Plan, Defined Benefit [Member]
Components of net periodic (benefit) cost:
Amount, net of applicable deferred income taxes, included in other comprehensive income arising from a change in net prior service cost and net gain/loss	7,600	2,600	9,000
United States Pension Plan of US Entity, Defined Benefit
Components of net periodic (benefit) cost:
Interest cost on projected benefit obligation	7,800	6,600	7,700
Expected return on plan assets	(8,600)	(8,500)	(8,400)
Amortization of net loss	4,000	4,300	3,100
Net periodic cost	3,200	2,400	2,400
Amounts included in accumulated other comprehensive loss that are expected to be recognized as components of net periodic benefit cost during the next fiscal year
Amortization of net actuarial losses	(4,300)
Total	(4,300)
Additional year-end information for pension plans with accumulated benefit obligations in excess of plan assets
Projected benefit obligation	217,000	180,300	192,900
Accumulated benefit obligation	217,000	180,300	192,900
Fair values of plan assets	139,700	$ 119,800	$ 112,300
Expected employer contributions in next fiscal year	5,400
Expected future benefit payments
2015	12,200
2016	14,900
2017	13,400
2018	12,900
2019	13,400
2020-2024	68,300
Total	$ 135,100
Weighted-average assumptions to determine benefit obligation:
Discount rate (as a percent)	4.00%	4.40%	3.50%
Weighted-average assumptions to determine net periodic benefit cost:
Discount rate (as a percent)	4.40%	3.50%	4.65%
Expected long-term rate of return on plan assets (as a percent)	7.50%	7.50%	7.50%
Target Allocations by Asset Category
Target Allocations by Asset Category (as a percent)	100.00%
Percentage of Plan Assets by Asset Category
Plan Assets by Asset Category (as a percent)	100.00%	100.00%
United States Pension Plan of US Entity, Defined Benefit | Equity Securities [Member]
Target Allocations by Asset Category
Target Allocations by Asset Category (as a percent)	45.00%
Percentage of Plan Assets by Asset Category
Plan Assets by Asset Category (as a percent)	58.00%	49.00%
United States Pension Plan of US Entity, Defined Benefit | Debt Securities [Member]
Target Allocations by Asset Category
Target Allocations by Asset Category (as a percent)	42.00%
Percentage of Plan Assets by Asset Category
Plan Assets by Asset Category (as a percent)	31.00%	34.00%
United States Pension Plan of US Entity, Defined Benefit | Cash and Cash Equivalents [Member]
Target Allocations by Asset Category
Target Allocations by Asset Category (as a percent)	3.00%
Percentage of Plan Assets by Asset Category
Plan Assets by Asset Category (as a percent)	1.00%	1.00%
United States Pension Plan of US Entity, Defined Benefit | Property and Other [Member]
Target Allocations by Asset Category
Target Allocations by Asset Category (as a percent)	10.00%
Percentage of Plan Assets by Asset Category
Plan Assets by Asset Category (as a percent)	10.00%	16.00%
Foreign Pension Plan, Defined Benefit
Components of net periodic (benefit) cost:
Service costs	$ 700	$ 900	$ 1,100
Interest cost on projected benefit obligation	27,900	23,800	25,600
Expected return on plan assets	(26,100)	(22,700)	(25,300)
Amortization of prior service cost	(200)	(200)	(200)
Amortization of net loss	4,900	4,000	2,300
Settlement loss recognized	400	2,600	500
Net periodic cost	7,600	8,500	4,000
Amounts included in accumulated other comprehensive loss that are expected to be recognized as components of net periodic benefit cost during the next fiscal year
Amortization of prior service credit	(200)	(200)	(200)
Amortization of net actuarial losses	(6,200)
Total	(6,000)
Additional year-end information for pension plans with accumulated benefit obligations in excess of plan assets
Projected benefit obligation	658,500	601,700	574,000
Accumulated benefit obligation	656,300	599,800	570,600
Fair values of plan assets	513,400	$ 469,000	$ 462,400
Expected employer contributions in next fiscal year	17,000
Expected future benefit payments
2015	26,500
2016	21,900
2017	26,300
2018	29,100
2019	25,800
2020-2024	153,300
Total	$ 282,900
Weighted-average assumptions to determine benefit obligation:
Discount rate (as a percent)	3.94%	4.44%	4.39%
Salary increase rate (as a percent)	2.38%	2.58%	2.36%
Weighted-average assumptions to determine net periodic benefit cost:
Discount rate (as a percent)	4.44%	4.39%	5.12%
Salary increase rate (as a percent)	2.58%	2.36%	2.65%
Expected long-term rate of return on plan assets (as a percent)	5.40%	5.11%	5.65%
Target Allocations by Asset Category
Target Allocations by Asset Category (as a percent)	100.00%
Percentage of Plan Assets by Asset Category
Plan Assets by Asset Category (as a percent)	100.00%	100.00%
Foreign Pension Plan, Defined Benefit | Equity Securities [Member]
Target Allocations by Asset Category
Target Allocations by Asset Category (as a percent)	1.00%
Percentage of Plan Assets by Asset Category
Plan Assets by Asset Category (as a percent)	28.00%	28.00%
Foreign Pension Plan, Defined Benefit | Debt Securities [Member]
Target Allocations by Asset Category
Target Allocations by Asset Category (as a percent)	47.00%
Percentage of Plan Assets by Asset Category
Plan Assets by Asset Category (as a percent)	33.00%	37.00%
Foreign Pension Plan, Defined Benefit | Cash and Cash Equivalents [Member]
Target Allocations by Asset Category
Target Allocations by Asset Category (as a percent)	1.00%
Percentage of Plan Assets by Asset Category
Plan Assets by Asset Category (as a percent)	3.00%	4.00%
Foreign Pension Plan, Defined Benefit | Property and Other [Member]
Target Allocations by Asset Category
Target Allocations by Asset Category (as a percent)	51.00%
Percentage of Plan Assets by Asset Category
Plan Assets by Asset Category (as a percent)	36.00%	31.00%